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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-08789
                                  ---------------------------------------------

                            VALIC Company II
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               (Exact name of registrant as specified in charter)

2929 Allen Parkway, 7th Floor, Houston, Texas                       77019
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   (Address of principal executive offices)                      (Zip code)

The Corporation Trust Company, 300 East Lombard St., Baltimore, Maryland 21202
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   713-883-1523
                                                    ---------------------------
Date of fiscal year end:  08/31
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Date of reporting period:  7/1/2003-6/30/2004
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08789
Reporting Period: 07/01/2003 - 06/30/2004
VALIC Company II









======================= AGGRESSIVE GROWTH LIFESTYLE FUND =======================

The fund did not vote any proxies during the reporting period.


====================== CONSERVATIVE GROWTH LIFESTYLE FUND ======================


The fund did not vote any proxies during the reporting period.

================================ CORE BOND FUND ================================


The fund did not vote any proxies during the reporting period.

============================= HIGH YIELD BOND FUND =============================

The fund did not vote any proxies during the reporting period.

============================== MID CAP VALUE FUND ==============================

The fund did not vote any proxies during the reporting period.

======================== MODERATE GROWTH LIFESTYLE FUND ========================

The fund did not vote any proxies during the reporting period.

============================= MONEY MARKET II FUND =============================

The fund did not vote any proxies during the reporting period.

=========================== SOCIALLY RESPONSIBLE FUND ==========================

The fund did not vote any proxies during the reporting period.

============================== STRATEGIC BOND FUND =============================

The fund did not vote any proxies during the reporting period.

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   VALIC Company II
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By (Signature and Title)*  Robert M. Zakem, Senior Vice President and
                           General Counsel
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Date  11/03/04
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